Nuveen California Municipal Value Fund
Portfolio of Investments May 31, 2024
(Unaudited)
NCA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 94.8% (95.9% of Total Investments)
X 289,559,370
MUNICIPAL BONDS - 94.8%  (95.9% of Total Investments) X 289,559,370
Consumer Staples - 0.6% (0.6% of Total Investments)
$ 70 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 $ 65,377
4,895 Silicon Valley Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Santa Clara County Tobacco
Securitization Corporation, Series 2007A, 0.000%, 6/01/41
7/24 at 38.77 1,846,433
Total Consumer Staples 1,911,810
Education and Civic Organizations - 3.1% (3.2% of Total Investments)
2,000 California Infrastructure and Economic Development Bank, Revenue
Bonds, Los Angeles County Museum of Natural History Foundation, Series
2020, 4.000%, 7/01/50
7/30 at 100.00 1,936,474
1,000 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 5.000%, 12/31/43, (AMT)
6/28 at 100.00 1,002,484
220 (c) California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016A, 5.000%,
7/01/46
7/25 at 100.00 220,048
1,425 (c) California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016C, 5.250%,
7/01/52
7/25 at 101.00 1,430,329
3,780 University of California, General Revenue Bonds, Limited Project Series
2017M, 5.000%, 5/15/47
5/27 at 100.00 3,899,496
1,070 University of California, General Revenue Bonds, Series 2018AZ, 5.000%,
5/15/38
5/28 at 100.00 1,134,227
Total Education and Civic Organizations 9,623,058
Health Care - 9.8% (9.9% of Total Investments)
California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2016B:
4,105 5.000%, 11/15/46 11/26 at 100.00 4,181,669
1,000 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2018A, 5.000%, 11/15/36
11/27 at 100.00 1,048,099
2,045 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2019, 4.000%, 11/15/45
11/29 at 100.00 1,932,866
California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A:
1,815 4.000%, 4/01/44 4/30 at 100.00 1,752,550
3,830 4.000%, 4/01/49 4/30 at 100.00 3,575,425
445 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2024A, 5.250%, 12/01/49
6/34 at 100.00 480,449
California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2014A:
240 5.000%, 10/01/38 10/24 at 100.00 240,154
840 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B, 5.000%, 10/01/44
10/24 at 100.00 840,663
1,600 California Municipal Finance Authority, Revenue Bonds, Community
Health System, Series 2021A, 4.000%, 2/01/51 - AGM Insured
2/32 at 100.00 1,514,028
California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017A:
2,000 4.000%, 7/01/47 7/27 at 100.00 1,678,308
120 5.000%, 7/01/47 7/27 at 100.00 119,422
California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A:
100 5.250%, 11/01/41 11/26 at 100.00 96,685
1,090 5.000%, 11/01/47 11/26 at 100.00 1,004,513
400 5.250%, 11/01/47 11/26 at 100.00 384,095

Nuveen California Municipal Value Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

NCA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 520 California Municipal Financing Authority, Certificates of Participation,
Palomar Health, Series 2022A, 5.250%, 11/01/52 - AGM Insured
11/32 at 100.00 $ 545,334
1,000 California Statewide Communities Development Authority, California,
Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%,
10/01/46
10/26 at 100.00 1,008,997
150 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/34
12/24 at 100.00 150,733
5,800 (c) California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56
6/26 at 100.00 5,826,020
1,000 (c) California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58
6/28 at 100.00 1,018,238
245 California Statewide Community Development Authority, Health Revenue
Bonds, Enloe Medical Center, Refunding Series 2022A, 5.250%, 8/15/52 -
AGM Insured
8/32 at 100.00 260,126
2,000 University of California Regents, Medical Center Pooled Revenue Bonds,
Series 2022P, 5.000%, 5/15/47
5/32 at 100.00 2,151,438
Total Health Care 29,809,812
Housing/Multifamily - 9.1% (9.2% of Total Investments)
2,175 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56
8/31 at 100.00 1,448,701
2,190 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47
8/31 at 100.00 1,761,454
1,420 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50
2/30 at 100.00 993,537
800 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%, 2/01/56
2/31 at 100.00 636,332
1,115 (c) California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49
4/29 at 100.00 922,315
2,152 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2019-2, 4.000%, 3/20/33
No Opt. Call 2,115,479
1,819 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call 1,698,362
320 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series2019-1, 4.250%, 1/15/35
No Opt. Call 310,473
1,778 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Social Certificates Series 2023-1, 4.375%, 9/20/36
No Opt. Call 1,758,153
California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A:
80 5.250%, 8/15/39 8/24 at 100.00 80,120
215 5.250%, 8/15/49 8/24 at 100.00 215,144
2,320 (c) CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56
4/31 at 100.00 1,740,851
800 (c) CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Enclave Apartments, Senior Series 2022A-1, 4.000%, 8/01/58
2/32 at 100.00 620,001
125 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1, 3.600%,
5/01/47
5/32 at 100.00 103,982
1,130 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-2, 3.250%,
5/01/57
5/32 at 100.00 791,283
175 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46
10/31 at 100.00 137,490
1,465 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A,
4.000%, 10/01/56
10/31 at 100.00 1,254,213

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily (continued)
$ 2,005 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56
10/31 at 100.00 $ 1,545,257
2,310 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54
1/31 at 100.00 1,856,155
370 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Millennium South Bay-Hawthorne, Series 2021A-1 and
A-2, 3.250%, 7/01/56
7/32 at 100.00 255,260
1,925 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56
10/31 at 100.00 1,408,304
CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Senior Lien Series
2021A-1:
220 (c) 3.000%, 7/01/43 7/32 at 100.00 171,339
950 (c) 3.125%, 7/01/56 7/32 at 100.00 635,101
405 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%,
9/01/56
9/31 at 100.00 303,906
875 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56
8/31 at 100.00 740,630
530 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior Series
2021B, 4.000%, 12/01/56
12/31 at 100.00 392,405
555 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-2, 3.000%,
12/01/56
12/31 at 100.00 387,910
795 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56
7/31 at 100.00 609,351
560 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-1, 3.000%, 6/01/47
6/31 at 100.00 389,387
2,035 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57
6/31 at 100.00 1,202,475
2,080 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 1,432,057
Total Housing/Multifamily 27,917,427
Long-Term Care - 0.2% (0.2% of Total Investments)
545 California Health Facilities Financing Authority, Insured Revenue Bonds,
Community Program for Persons with Developmental Disabilities, Series
2011A, 6.250%, 2/01/26
7/24 at 100.00 546,228
Total Long-Term Care 546,228
Tax Obligation/General - 22.4% (22.7% of Total Investments)
4,000 Anaheim Union High School District, Orange County, California, General
Obligation Bonds, 2014 Election Series 2019, 3.000%, 8/01/40 - BAM
Insured
8/27 at 100.00 3,352,673
375 Butte-Glenn Community College District, Butte and Glenn Counties,
California, General Obligation Bonds, Election 2016 Series 2017A,
5.250%, 8/01/46
8/27 at 100.00 390,539
5 California State, General Obligation Bonds, Series 2013, 5.000%, 2/01/29 7/24 at 100.00 5,004
3,000 California State, General Obligation Bonds, Various Purpose Refunding
Series 2015, 5.000%, 8/01/34
8/25 at 100.00 3,038,674
California State, General Obligation Bonds, Various Purpose Series 2014:
5,000 5.000%, 5/01/32 7/24 at 100.00 5,004,145
1,970 5.000%, 10/01/44 10/24 at 100.00 1,973,691
2,000 California State, General Obligation Bonds, Various Purpose Series 2018.
Bid Group A/B, 5.000%, 10/01/48
10/28 at 100.00 2,089,262
5,000 California State, General Obligation Bonds, Various Purpose Series 2023,
5.000%, 9/01/26
No Opt. Call 5,175,300

Nuveen California Municipal Value Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

NCA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 3,000 Chaffey Community College District, San Bernardino County, California,
General Obligation Bonds, Taxable Refunding Series 2019, 4.000%,
6/01/43
6/28 at 100.00 $ 3,016,403
1,000 Chaffey Joint Union High School District, San Bernardino County,
California, General Obligation Bonds, Election 2012 Series 2017C,
5.250%, 8/01/47
2/27 at 100.00 1,032,203
5,000 Chino Valley Unified School District, San Bernardino County, California,
General Obligation Bonds, 2016 Election Series 2020B, 5.000%, 8/01/55
8/30 at 100.00 5,247,937
4,200 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Election 2014, Series 2019C, 4.000%, 8/01/49
8/28 at 100.00 4,129,100
2,000 Desert Community College District, Riverside County, California, General
Obligation Bonds, Election of 2016 Series 2024, 4.000%, 8/01/51
8/33 at 100.00 1,914,383
690 Los Angeles Community College District, California, General Obligation
Bonds, 2008 Election Series 2017J, 4.000%, 8/01/41
8/27 at 100.00 691,050
2,000 Marin Healthcare District, Marin County, California, General Obligation
Bonds, 2013 Election, Series 2015A, 4.000%, 8/01/40
8/25 at 100.00 1,937,530
519 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/41
7/31 at 103.00 482,424
840 San Benito High School District, San Benito and Santa Clara Counties,
California, General Obligation Bonds, 2016 Election Series 2017, 5.250%,
8/01/46
8/27 at 100.00 875,569
11,875 (d) San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Election 2010 Series 2011A, 0.000%, 9/01/41
9/36 at 100.00 12,029,693
19,860 (d) Yosemite Community College District, California, General Obligation
Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%,
8/01/42
No Opt. Call 16,093,287
Total Tax Obligation/General 68,478,867
Tax Obligation/Limited - 9.5% (9.6% of Total Investments)
1,000 Bell Community Redevelopment Agency, California, Tax Allocation Bonds,
Bell Project Area, Series 2003, 5.625%, 10/01/33 - RAAI Insured
7/24 at 100.00 1,001,976
70 Brentwood Infrastructure Financing Authority, California, Infrastructure
Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36
9/24 at 100.00 70,102
1,000 California Infrastructure and Economic Development Bank, Lease
Revenue Bonds, California State Teachers Retirement System
Headquarters Expansion, Green Bond-Climate Bond Certified Series
2019, 5.000%, 8/01/44
8/29 at 100.00 1,054,746
1,250 California State Public Works Board, Lease Revenue Bonds, Department of
Corrections & Rehabilitation, Various Correctional Facilities Series 2014A,
5.000%, 9/01/39
9/24 at 100.00 1,253,970
55 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 56,578
1,000 Los Angeles County Facilities Inc, California, Lease Revenue Bonds,
Vermont Corridor County Administration Building, Series 2018A, 5.000%,
12/01/51
12/28 at 100.00 1,037,771
4,000 Los Angeles County Metropolitan Transportation Authority, California,
Measure R Sales Tax Revenue Bonds, Senior Series 2016A, 5.000%,
6/01/39
6/26 at 100.00 4,103,409
2,300 Los Angeles County Metropolitan Transportation Authority, California,
Proposition C Sales Tax Revenue Bonds, Senior Lien Series 2017A,
5.000%, 7/01/42
7/27 at 100.00 2,393,595
700 Los Angeles Unified School District, California, Certificates of Participation,
Sustainability Green Series 2023A, 5.000%, 10/01/24
No Opt. Call 702,525
4,923 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 5.000%, 7/01/58
7/28 at 100.00 4,924,596
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
29 4.329%, 7/01/40 7/28 at 100.00 28,909
2,095 4.784%, 7/01/58 7/28 at 100.00 2,076,469
625 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding
Series 2022A-1, 5.250%, 9/01/52 - AGM Insured
9/29 at 103.00 671,550

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 145 San Francisco City and County Redevelopment Agency Successor
Agency, California, Special Tax Bonds, Community Facilities District 7,
Hunters Point Shipyard Phase One Improvements, Refunding Series 2014,
5.000%, 8/01/39
8/24 at 100.00 $ 145,126
5,000 San Francisco City and County Redevelopment Agency Successor
Agency, California, Tax Allocation Bonds, Mission Bay North
Redevelopment Project, Refunding Series 2016A, 5.000%, 8/01/41 - NPFG
Insured
8/26 at 100.00 5,119,256
80 Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation
Bonds, Series 2011, 7.000%, 10/01/26
7/24 at 100.00 80,183
Stockton Public Financing Authority, California, Revenue Bonds, Arch Road
East Community Facility District 99-02, Series 2018A:
1,000 5.000%, 9/01/33 9/25 at 103.00 1,035,579
765 5.000%, 9/01/43 9/25 at 103.00 776,008
195 (c) Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 5.750%, 9/01/32
9/27 at 100.00 205,061
2,185 Transbay Joint Powers Authority, California, Tax Allocation Bonds, Senior
Green Series 2020A, 5.000%, 10/01/45
4/30 at 100.00 2,205,650
Total Tax Obligation/Limited 28,943,059
Transportation - 17.0% (17.2% of Total Investments)
1,000 Burbank-Glendale-Pasadena Airport Authority, California, Airport Revenue
Bonds, Senior Series 2024B, 4.375%, 7/01/49 - AGM Insured, (AMT)
7/34 at 100.00 974,588
225 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series 2019,
4.000%, 7/15/29, (AMT)
No Opt. Call 223,564
10,415 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018C, 5.000%,
5/15/44, (AMT)
11/27 at 100.00 10,555,583
2,670 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2019D, 5.000%,
5/15/33, (AMT)
11/28 at 100.00 2,785,960
1,480 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2022A, 5.000%,
5/15/45, (AMT)
5/32 at 100.00 1,543,961
2,345 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, International Senior Series 2023B, 5.250%, 7/01/58, (AMT)
7/33 at 100.00 2,456,871
3,075 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 2,943,431
4,200 San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2023C, 5.500%,
5/01/40, (AMT)
5/33 at 100.00 4,643,318
16,295 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Governmental Purpose Second Series
2017B, 5.000%, 5/01/47
5/27 at 100.00 16,767,276
3,740 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Governmental Purpose Series
2016C, 5.000%, 5/01/46
5/26 at 100.00 3,801,466
4,160 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D, 5.000%, 5/01/43,
(AMT)
5/28 at 100.00 4,229,061
665 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Refunding Senior Lien Toll Road Revenue Bonds, Series 2021A,
4.000%, 1/15/50
1/32 at 100.00 628,252
250 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B,
5.250%, 1/15/44
1/25 at 100.00 251,567
Total Transportation 51,804,898

Nuveen California Municipal Value Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

NCA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed - 1.0% (1.0% of Total Investments) (e)
$ 1,500 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Subordinate Series 2019S-H, 5.000%, 4/01/44, (Pre-refunded
4/01/29)
4/29 at 100.00 $ 1,635,817
285 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2015A, 5.000%, 8/15/43, (Pre-refunded
8/15/25)
8/25 at 100.00 290,657
California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2016B:
795 5.000%, 11/15/46, (Pre-refunded 11/15/26) 11/26 at 100.00 825,631
California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2014A:
185 5.000%, 10/01/38, (Pre-refunded 10/01/24) 10/24 at 100.00 185,777
Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series
2015A:
80 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 81,361
100 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 101,702
Total U.S. Guaranteed 3,120,945
Utilities - 22.1% (22.3% of Total Investments)
9,570 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2024A, 5.000%, 5/01/54, (Mandatory Put
4/01/32)
1/32 at 100.21 10,140,006
850 California Infrastructure and Economic Development Bank. Clean Water
State Revolving Fund Revenue Bonds, Green Series 2018, 5.000%,
10/01/43
4/28 at 100.00 891,598
California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, Poseidon Resources Channelside LP Desalination Project, Series
2012:
1,375 (c) 5.000%, 7/01/37, (AMT) 7/24 at 100.00 1,378,672
3,750 (c) 5.000%, 11/21/45, (AMT) 7/24 at 100.00 3,754,925
1,500 (c) California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination Project
Pipeline, Refunding Series 2019, 5.000%, 7/01/39
1/29 at 100.00 1,555,144
1,800 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A, 5.500%, 11/15/37
No Opt. Call 1,997,143
835 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2016B, 5.000%, 7/01/37
1/26 at 100.00 850,059
2,425 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2018D, 5.000%, 7/01/48
7/28 at 100.00 2,534,018
Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2020B:
1,890 5.000%, 7/01/40 7/30 at 100.00 2,050,952
3,395 5.000%, 7/01/45 7/30 at 100.00 3,633,011
3,795 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2022A, 5.000%, 7/01/51
7/31 at 100.00 4,063,545
4,150 Los Angeles Department of Water and Power, California, Water System
Revenue Bonds, Series 2022B, 5.000%, 7/01/47
1/32 at 100.00 4,493,513
1,500 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2018B, 5.000%, 7/01/38
7/28 at 100.00 1,588,684
Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2020C:
2,500 5.000%, 7/01/36 7/30 at 100.00 2,762,012
6,000 5.000%, 7/01/38 7/30 at 100.00 6,580,567
1,400 Los Angeles, California, Wastewater System Revenue Bonds, Green
Subordinate Series 2018A, 5.000%, 6/01/38
6/28 at 100.00 1,484,201
1,000 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009C, 6.500%, 11/01/39
No Opt. Call 1,237,783
2,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47
7/30 at 100.00 2,020,772
5,775 Riverside, California, Sewer Revenue Bonds, Refunding Series 2018A,
5.000%, 8/01/39
8/28 at 100.00 6,130,972

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
San Diego Public Facilities Financing Authority, California, Water Utility
Revenue Bonds, Refunding Subordinate Lien Series 2016B:
$ 2,670 5.000%, 8/01/32 8/26 at 100.00 $ 2,755,255
3,000 5.000%, 8/01/37 8/26 at 100.00 3,091,792
2,400 Southern California Public Power Authority, Natural Gas Project 1 Revenue
Bonds, Series 2007A, 5.250%, 11/01/24
No Opt. Call 2,408,642
Total Utilities 67,403,266
Total Municipal Bonds
(cost $286,303,061) 289,559,370
Total Long-Term Investments
(cost $286,303,061) 289,559,370
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  4.1% (4.1% of Total Investments)
X 12,500,000
MUNICIPAL BONDS - 4.1%  (4.1% of Total Investments) X 12,500,000
Health Care - 1 .5% ( 1 .5 % of Total Investments)
$ 4,500 (f) California Health Facilities Financing Authority, California, Revenue
Bonds, Scripps Health, Weekly Mode Series 2024C-1, 2.250%, 11/15/63,
(Mandatory Put 6/07/24)
5/24 at 100.00 $ 4,500,000
Total Health Care 4,500,000
Utilities - 2 .6% ( 2 .6 % of Total Investments)
4,000 (f) Eastern Municipal Water District, California, Water and Wastewater
Revenue Bonds, Refunding Series 2018A, 3.800%, 7/01/46, (Mandatory
Put 5/31/24)
5/24 at 100.00 4,000,000
4,000 (f) Modesto, California, Water Revenue Certificates of Participation, Series
2008A, 2.750%, 10/01/36, (Mandatory Put 6/07/24)
5/24 at 100.00 4,000,000
Total Utilities 8,000,000
Total Municipal Bonds
(cost $12,500,000) 12,500,000
Total Short-Term Investments
(cost $12,500,000) 12,500,000
Total Investments
(cost $298,803,061) - 98.9% 302,059,370
Other Assets & Liabilities, Net - 1.1% 3,488,914
Net Assets Applicable to Common Shares - 100% $ 305,548,284

Nuveen California Municipal Value Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

NCA
investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 289,559,370 $ – $ 289,559,370
Short-Term Investments:
Municipal Bonds – 12,500,000 – 12,500,000
Total
$ – $ 302,059,370 $ – $ 302,059,370
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $37,328,937 or 12.4% of Total Investments.
(d) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
AMT Alternative Minimum Tax